Interest-Bearing Liabilities - Summary of Interest-Bearing Liabilities (Detail) - SEK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Borrowings, current
Current part of non-current borrowings	kr 2,865	kr 9,459
Other borrowings, current	3,119	131
Total borrowings, current	5,984	9,590
Borrowings, non-current
Notes and bond loans	26,752	22,016
Other borrowings, non-current	194	225
Total borrowings, non-current	26,946	22,241
Total interest-bearing liabilities	kr 32,930	kr 31,831